BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2023 USD ($) segment
Impairment losses | $	$ 0
Number of Operating Segments | segment	1
Minimum
Leasehold improvements are amortized over the remaining life	3 years
Maximum [Member]
Leasehold improvements are amortized over the remaining life	5 years
Expiration period	10 years